Convertible Notes Payable (Details)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Convertible Promissory Notes
Conversion Date	Jan. 17, 2018
Number of Shares of Common Stock | shares	500,000
Principal and Amount Converted | $	$ 31,875
Price per Share | $ / shares	$ 0.0638
Convertible Promissory Notes One
Conversion Date	Jan. 31, 2018
Number of Shares of Common Stock | shares	500,000
Principal and Amount Converted | $	$ 31,875
Price per Share | $ / shares	$ 0.0638
Convertible Promissory Notes Two
Conversion Date	Mar. 16, 2018
Number of Shares of Common Stock | shares	500,000
Principal and Amount Converted | $	$ 20,325
Price per Share | $ / shares	$ 0.0407
Convertible Promissory Notes Three
Conversion Date	Apr. 19, 2018
Number of Shares of Common Stock | shares	500,000
Principal and Amount Converted | $	$ 11,250
Price per Share | $ / shares	$ 0.0225
Convertible Promissory Notes Four
Conversion Date	May 07, 2018
Number of Shares of Common Stock | shares	936,640
Principal and Amount Converted | $	$ 17,562
Price per Share | $ / shares	$ 0.0188
Convertible Promissory Notes Five
Conversion Date	May 22, 2018
Number of Shares of Common Stock | shares	1,000,000
Principal and Amount Converted | $	$ 12,225
Price per Share | $ / shares	$ 0.0122
Convertible Promissory Notes Six
Conversion Date	Jun. 05, 2018
Number of Shares of Common Stock | shares	1,000,000
Principal and Amount Converted | $	$ 11,700
Convertible Promissory Notes Seven
Conversion Date	Jun. 18, 2018
Number of Shares of Common Stock | shares	1,000,000
Principal and Amount Converted | $	$ 11,800
Price per Share | $ / shares	$ 0.0118
Convertible Promissory Notes Eight
Number of Shares of Common Stock | shares	5,936,640
Principal and Amount Converted | $	$ 148,612
Convertible Promissory Note Six
Price per Share | $ / shares	$ 0.0117